Summary Prospectus Supplement	February 17, 2016

Putnam Voyager Fund
Summary Prospectus dated November 30, 2015

The section Your fund's management is supplemented to reflect that the fund’s portfolio manager is now Robert Brookby, joining the fund in February 2016.

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